Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	SI-BONE, INC.
Entity Central Index Key	0001459839
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38701
Entity Tax Identification Number	26-2216351
Entity Address, Address Line One	471 El Camino Real
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95050
City Area Code	408
Local Phone Number	207-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SIBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false